UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2003
                                                --------------

Check here if Amendment [  ];                     Amendment Number:
     This Amendment (Check only one.):            [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             YEAGER, WOOD & MARSHALL, INC.
                  -----------------------------
Address:          630 FIFTH AVENUE, STE 2900
                  ------------------------------
                  NEW YORK, N.Y.  10111
                  ------------------------------

Form 13F File Number:  28-113
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         MaryAnne Morsellino
              -------------------
Title:
              ------------------------------------------------
Phone:        212-765-5350
              ------------

Signature, Place, and Date of Signing:

/S/ MARYANNE MORSELLINO       NEW YORK, NY       JULY 21, 2003
-----------------------       -------------       -------------
       [Signature]            [City, State]           [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

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                                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        20
                                                       -------------
Form 13F Information Table Value Total:                $ 851,342,643
                                                       -------------
                                                        (thousands)
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                    FORM 13F
            NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.
                                     #28-113

                                                                DATE: 06/30/03

   ITEM 1:                      ITEM 2:            ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:        ITEM 7:       ITEM 8:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          INVESTMENT                    VOTING
NAME OF ISSUER              TITLE OF CLASS          CUSIP     FAIR MARKET SHARES OR       DISCRETION      MANAGER      AUTHORITY
                                                    NUMBER       VALUE    PRINC.AMT.   SOLE  SHARED  OTHER        SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES   COMMON STOCK               002824100   38,348       876,331      X                         84355       791976
AUTOMATIC DATA
 PROCESSING, INC.     COMMON STOCK               053015103   27,069       799,428      X                         70425       729003
AMERICAN INT'L GROUP  COMMON STOCK               026874107   50,651       917,928      X                         91853       826075
COLGATE-PALMOLIVE CO  COMMON STOCK               194162103   40,297       695,377      X                         64500       630877
DELL COMPUTER CORP.   COMMON STOCK               247025109   53,814     1,690,132      X                        169000      1521132
GILLETTE COMPANY      COMMON STOCK               375766102   39,140     1,228,515      X                        118032      1110483
HOME DEPOT INC.       COMMON STOCK               437076102   57,489     1,735,789      X                        182700      1553089
JOHNSON & JOHNSON     COMMON STOCK               478160104   43,304       837,597      X                         79500       758097
COCA COLA COMPANY     COMMON STOCK               191216100   39,787       857,288      X                         81700       775588
MARSH & MCLENNAN CO   COMMON STOCK               571748102   38,362       751,167      X                         73500       677667
MERCK & CO.,  INC.    COMMON STOCK               589331107   47,262       780,547      X                         77800       702747
PFIZER, INC.          COMMON STOCK               717081103   56,041     1,641,033      X                        166000      1475033
PROCTER & GAMBLE      COMMON STOCK               742718109   36,338       407,463      X                         41800       365663
STARBUCKS CORP.       COMMON STOCK               855244109   42,129     1,716,060      X                        157100      1558960
STAPLES INC.          COMMON STOCK               855030102   45,779     2,494,761      X                        236000      2258761
STATE STREET CORP.    COMMON STOCK               857477103   40,581     1,029,963      X                         91100       938863
TIFFANY & COMPANY     COMMON STOCK               886547108   38,768     1,186,291      X                        105463      1080828
UNITED PARCEL SRVCE   COMMON STOCK               911312106   39,417       618,792      X                         59175       559617
WAL-MART STORES       COMMON STOCK               931142103   46,013       857,323      X                         80100       777223
WM. WRIGLEY, JR. CO.  COMMON STOCK               982526105   30,754       546,932      X                         50500       496432

GRAND TOTAL:                                            851,342,643

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